OUTSTANDING WARRANTS (Details)					1 Months Ended				6 Months Ended		12 Months Ended			24 Months Ended
	Nov. 01, 2014	Oct. 06, 2014 USD ($) shares	Oct. 01, 2014 USD ($) $ / shares shares	Jul. 21, 2014 shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 31, 2015 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2010 $ / shares shares
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Increase (Decrease), Net									(6,492)
Class of Warrant or Rights, Granted				6,000			800		9,068		245,139	14,157
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 19.00	$ 10.00
Stock Issued During Period, Shares, New Issues					338	1,000			23,998
Proceeds from Issuance or Sale of Equity (in Dollars) | $					$ 1,690		$ 5,000				$ 2,084,115
Warrants, Term of Warrants						4 years
Debt Conversion, Original Debt, Amount (in Dollars) | $									$ 65,000	$ 20,000	474,477
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 19,164	0	$ 0	$ 0
Class of Warrant or Rights, Expired											9,200	0
Class of Warrant or Rights, Exercised									10,760
Proceeds from Warrant Exercises (in Dollars) | $							$ 8,000		$ 107,600	$ 0	$ 44,000	$ 0
Common Stock to be Issued, Shares					600				600		6,000	300
Stock Issued During Period, Shares, Issued for Services											12,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 60,000
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $											$ 209,576
Class of Warrant or Rights Exercisable					299,444				299,444		312,336	220,997
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $											$ 42,231
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares									$ 10.00
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $												$ 19,100
Private Placement [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											14,157	13,877	69,800
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 5.00	$ 5.00
Stock Issued During Period, Shares, New Issues												68,386
Warrants, Term of Warrants											4 years	4 years
Series B Preferred Stock [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted												60,000		60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares														$ 10.00
Stock Issued During Period, Shares, New Issues														375,000
Warrants, Term of Warrants												4 years
Warrants, Fair Value of Warrants, Granted (in Dollars) | $												$ 120,000
Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									3,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 15,000
Warrants Issued in Connection with Debt Conversion [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									1,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 20.00				$ 20.00
Warrants, Term of Warrants									4 years
Debt Conversion, Original Debt, Amount (in Dollars) | $									$ 65,000
Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											2,400
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 5.00
Warrants, Term of Warrants											4 years
Stock Issued During Period, Shares, Issued for Services											12,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $											$ 60,000
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $											31,835
Non-Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars) | $											28,165
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities (in Dollars) | $											31,835
Increase (Decrease) in Prepaid Expenses, Other (in Dollars) | $											$ 28,165
Shares Issued, Price Per Share (in Dollars per share) | $ / shares											$ 5.00
Equity Issued for Services [Member] | Consulting Agreement with Public Relations Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									11.00
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					6,000				$ 6,000
Warrants, Term of Warrants									5 years
Class of Warrant or Right, Vesting Terms									The warrants shall vest on a 1/12th basis during a twelve-month period.
Warrants, Fair Value of Warrants, Granted (in Dollars) | $									$ 52,639
Equity Issued for Services [Member] | Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											900
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 5.00
Class of Warrant or Right, Vesting Terms											The warrants vest in tranches of 300 per qualifying event
Warrants, Fair Value of Warrants, Granted (in Dollars) | $											$ 17,453
Warrants Expired [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					10.00				$ 10.00
Class of Warrant or Rights, Expired									4,800
Number of Warrant Holders									7
Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											87,572
Stock Issued During Period, Shares, New Issues											424,862
Proceeds from Issuance or Sale of Equity (in Dollars) | $											$ 2,124,310
Warrants, Term of Warrants											4 years
Stock to be issued [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								2,400			600
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 10.00			$ 5.00
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 24,000			$ 16,500
Common Stock to be Issued, Shares											3,300
Warrants to be Issued											660
Equity Issued for Consulting Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted											145,167
Shares Issued, Price Per Share (in Dollars per share) | $ / shares											$ 5.00
Number of Consultants											2
Agreement, Term											5 years
Class of Warrant or Rights Exercisable											10,067
Stock Issued for Exercise of Warrants [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Expired											9,500
Class of Warrant or Rights, Exercised											9,200
Proceeds from Warrant Exercises (in Dollars) | $									$ 99,600		$ 44,000
Warrants to be Issued											2,400
Class of Warrant or Rights, Weighted Average Exercise Price of Warrants or Rights, Exercised (in Dollars per share) | $ / shares											$ 7.50
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars) | $											$ 68,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									9,960		6,800
Warrants Exercisable at $5.00 [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Warrants, Term of Warrants									4 years
Warrants Exercisable at $5.00 [Member] | Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									600
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					5.00				$ 5.00
Stock Issued During Period, Shares, New Issues									3,000
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 15,000
Warrants Exercisable at $9.50 [Member] | Stock and Warrants Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted									68
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					9.50				$ 9.50
Stock Issued During Period, Shares, New Issues									338
Proceeds from Issuance or Sale of Equity (in Dollars) | $									$ 1,690
Warrants, Term of Warrants									4 years
Consulting Agreement with Advisory Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Agreement, Term				6 months
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $			$ 83,673
Consulting Agreement with Advisory Services [Member] | Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted			4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 5.00
Warrants, Term of Warrants			5 years
Stock Issued During Period, Shares, Issued for Services		2,500
Stock Issued During Period, Value, Issued for Services (in Dollars) | $		$ 52,500
Consulting Agreement with Financial Advisory and Investment Banker Services [member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted		47,500
Agreement, Term	6 months	6 months
Consulting Agreement with Financial Advisory and Investment Banker Services [member] | Equity Issued for Services [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted			4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 5.00
Warrants, Term of Warrants			5 years
Stock Issued During Period, Shares, Issued for Services		47,500
Stock Issued During Period, Value, Issued for Services (in Dollars) | $		$ 997,500
Class of Warrant or Rights, Warrants Exercisable, Fair Value (in Dollars) | $			$ 83,673
Minimum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					5.00				$ 5.00
Minimum [Member] | Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 5.00
Maximum [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 22.50				$ 22.50
Maximum [Member] | Equity Issued for Cash [Member]
OUTSTANDING WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 22.50